Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Components of Cash and Cash Equivalents and Restricted Cash

The following table presents the components of cash and cash equivalents and restricted cash included in the consolidated balance sheets that sums to the total of such amounts in the Consolidated Statements of Cash Flows:

	March 31,
	2019	2020	2021	2021
	(INR)	(INR)	(INR)	(US$)
	(In million)
Current Assets
Cash and cash equivalents	10,538	9,792	11,107	151.8
Restricted cash	2,168	4,877	4,881	66.7
Non-Current Assets
Restricted cash	1,280	848	170	2.3
Cash and cash equivalents and restricted cash	13,986	15,517	16,158	220.8

Schedule Of Property And Equipment Estimated Useful Lives Table Text Block

Property, plant and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Plant and machinery (solar power plants)	25-35 years
Furniture and fixtures	5 years
Vehicles	5 years
Office equipment	1-5 years
Computers	3 years

Summary of Asset Retirement Obligations

The movement in liability during the current year as of March 31, 2021 and comparative year is as below:

	2020 (INR)	2021 (INR)	2021 (US$)
	(In million)
Beginning balance	665	741	10.1
Addition during the year	40	211	2.9
Impact of change in estimate	—	(183)	(2.5)
Liabilities settled during the year	—	—	—
Accretion expense during the year	36	42	0.6
Ending balance	741	811	11.1

Schedule of Revenue From Customers, Net

Revenue from customers, net consists of the following:

	Year ended March 31,
	2019	2020	2021	2021
	(INR)	(INR)	(INR)	(US$)
	(In million)
Revenue from Customers:
Sale of Power (1)	9,926	12,958	15,133	206.9
Others (2)	—	—	103	1.4
Total	9,926	12,958	15,236	208.3

(1)

Sale of power includes revenue for the recovery of Safe-Guard Duties and Goods and Service Tax, which is linked to generation of Solar units, resulting from the change in law provision of our PPAs, which was recognised for the first time during the year ended March 31, 2021 amounting to INR 381 million (US$ 5.2 million).

(2)	Others includes revenue from the sale of carbon credits recognized at the time of transfer of credits to customers.

Summary of Information Regarding Contract with Customer, Asset and Liability and Deferred Revenue

The following table provides information about receivables, unbilled receivables, contract acquisition cost and deferred revenue from customers as at March 31, 2020 and 2021, respectively.

	As at March 31,
	2020	2021	2021
	INR	INR	US$
	(In million)
Current assets
Accounts receivable, net	4,456	4,887	66.8
Non-current assets
Unbilled receivable	196	223	3.0
Contract acquisition cost	147	141	1.9
Current liabilities
Deferred revenue	110	110	1.5
Non-current liabilities
Deferred revenue	2,129	2,353	32.2

Movement in deferred revenue:

	As at March 31,
	2020	2021	2021
	INR	INR	US$
	(In million)
Beginning balance	1,899	2,239	30.6
Increased as a result of additional cash received against VGF	385	236	3.2
Deferred revenue recognized	73	93	1.3
Amount recognized into revenue	(118)	(105)	(1.4)
Ending balance	2,239	2,463	33.7